Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Subsequent events

For our interim Condensed Consolidated Financial Statements as of March 31, 2017, we have evaluated subsequent events through the date the interim financial statements were issued.

Senior Secured Credit Facility Refinance

On April 27, 2017, we amended and restated our existing Senior Secured Credit Facility, which consists of our $530.0 million Term Loan priced at 99.75% of the principal amount and a Revolving Credit Facility with a maximum aggregate borrowing capacity of $100.0 million. The proceeds received from the Term Loan were used to repay our existing term loan and $115.0 million of our Senior Notes due 2020. The repayment of our existing term loan and partial repayment of our Senior Notes due 2020 will be accounted for as an extinguishment of debt and is estimated to result in a loss of $12.5 million.

Subsequent Events

The Company’s registration statement on the Form S-4 filed with the SEC on December 19, 2016 in connection with the Business Combination was declared effective by the SEC on February 10, 2017.

On February 17, 2017, Pace, the Company’s sole shareholder, made a capital contribution of 50,000 Euros to the Company to facilitate its conversion into a Dutch public limited liability company (naamloze vennootschap) (“N.V.”). This capital contribution was made in order to comply with Dutch law which mandates regulatory minimum capital requirements for a Dutch N.V.

On March 1, 2017, Pace held a shareholders’ meeting where the Pace shareholders voted to approve the Business Combination.

On March 10, 2017, Pace closed its Business Combination with Playa. Prior to the closing of, and in contemplation of the Business Combination, the Company was converted to a N.V. and changed its name to Porto Holdco N.V. Pursuant to, and in connection with the transactions outlined in the Business Combination Agreement, Pace entered into certain securities purchase agreements with the holders of Playa’s preferred shares (the “Playa Preferred Shareholders”) to acquire all of the preferred shares, par value $0.01 per share, of Playa. Subsequently, Pace merged with and into New Pace, with New Pace being the surviving company in such merger (the “Pace Merger”). Following the consumption of the Pace Merger, Porto Holdco N.V. acquired all of the Playa Preferred Shares from the Playa Preferred Shareholders as New Pace’s successor in interest under the Securities Purchase Agreements with the Playa Preferred Shareholders. Playa merged with and into Porto Holdco N.V. with Playa Hotels & Resorts N.V. being the surviving company in such merger. The effect of the foregoing replicated the economics of a merger of Pace Holdings Corp. and Playa Hotels & Resorts B.V.

Upon the closing of the Business Combination, Porto Holdco B.V. changed its name to Playa Hotels & Resorts N.V.